Provisions for Retirement Benefit Obligations - Sensitivity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit obligation at December 31	€ 1,234	€ 1,429	€ 1,385
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase or decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption (as a percent)	2.30%	2.80%	3.40%
Discount rate at 0.10%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			0.10%
Benefit obligation at December 31			€ 1,433
Discount rate at 0.35%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			0.35%
Benefit obligation at December 31			€ 1,385
Discount rate at 0.60%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			0.60%
Benefit obligation at December 31			€ 1,340
Discount rate at 0.75%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage		0.75%
Benefit obligation at December 31		€ 1,471
Discount rate at 1.00%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage		1.00%
Benefit obligation at December 31		€ 1,429
Discount rate at 1.25%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage		1.25%
Benefit obligation at December 31		€ 1,389
Discount rate at 3.45%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	3.45%
Benefit obligation at December 31	€ 1,263
Discount rate at 3.70%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	3.70%
Benefit obligation at December 31	€ 1,234
Discount rate at 3.95%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	3.95%
Benefit obligation at December 31	€ 1,205